Subsequent events (Narrative) (Details) - $ / shares	Feb. 11, 2025	Feb. 15, 2023	Feb. 07, 2023	Sep. 26, 2022	Mar. 07, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued			1,964,286	1,082,223	744,048
Employees, Officers and Board Members [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting period		1-4 years
Subsequent Events [Member] | Employees, Officers and Board Members [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	248,100
Exercise price per share	$ 18.54
Vesting period	1 to 4 years
Subsequent Events [Member] | Employees, Officers and Board Members [Member] | Restricted Shares Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	21,950